OPERATING SEGMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
OPERATING SEGMENTS [Abstract]
Number of reportable segments	2
Selected financial information for reportable segments [Abstract]
Total assets	$ 2,023,867		$ 2,307,406		$ 2,535,248
Interest income	99,398		114,762		148,851
Net interest income	86,255		94,569		111,653
Provision for loan losses	6,887		27,946		46,765
Income (loss) before income tax	26,198		(20,412)		(18,299)
Net income (loss)	26,198		(20,200)		(16,709)
Gain on extinguishment of debt	0		0		18,066
IB [Member]
Selected financial information for reportable segments [Abstract]
Total assets	1,885,807		2,132,736		2,270,881
Interest income	84,760		93,310		111,470
Net interest income	77,919		81,224		87,521
Provision for loan losses	6,895		27,972		47,093
Income (loss) before income tax	27,379		(11,137)		(27,763)
Net income (loss)	28,260		(12,768)		(27,049)
Mepco [Member]
Selected financial information for reportable segments [Abstract]
Total assets	135,447		172,007		265,201
Interest income	14,638		21,452		37,381
Net interest income	11,115		16,074		28,602
Provision for loan losses	(8)		(26)		(328)
Income (loss) before income tax	2,591		(6,694)		(2,264)
Net income (loss)	1,710		(4,849)		(1,388)
Other [Member]
Selected financial information for reportable segments [Abstract]
Total assets	192,343	[1]	157,251	[1]	176,740	[1]
Interest income	0	[1]	0	[1]	0	[1]
Net interest income	(2,779)	[1]	(2,729)	[1]	(4,470)	[1]
Provision for loan losses	0	[1]	0	[1]	0	[1]
Income (loss) before income tax	(3,677)	[1]	(2,486)	[1]	11,823	[1]
Net income (loss)	(3,677)	[1]	(2,488)	[1]	11,823	[1]
Elimination [Member]
Selected financial information for reportable segments [Abstract]
Total assets	(189,730)	[2]	(154,588)	[2]	(177,574)	[2]
Interest income	0	[2]	0	[2]	0	[2]
Net interest income	0	[2]	0	[2]	0	[2]
Provision for loan losses	0	[2]	0	[2]	0	[2]
Income (loss) before income tax	(95)	[2]	(95)	[2]	(95)	[2]
Net income (loss)	$ (95)	[2]	$ (95)	[2]	$ (95)	[2]

[1]	Includes amounts relating to our parent company and certain insignificant operations. Net income in 2010 includes parent company's $18.1 million gain on extinguishment of debt.
[2]	Includes parent company's investment in subsidiaries and cash balances maintained at subsidiary.